Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Segmental analysis
Net interest income	[1]	£ 3,852	£ 4,004
Net fees and commissions		1,038	1,275
Other non-interest income		948	1,838
Total income		5,838	7,117
Operating expenses		(3,750)	(4,100)
Impairment (losses)/releases		(2,858)	(323)
Operating profit/(loss)		(770)	2,694	[2]
UK Personal Banking
Segmental analysis
Net interest income		1,982	2,084
Net fees and commissions		204	366
Other non-interest income		(1)	(3)
Total income		2,185	2,447
Operating expenses		(1,075)	(1,229)
Impairment (losses)/releases		(657)	(181)
Operating profit/(loss)		453	1,037
Ulster Bank RoI
Segmental analysis
Net interest income		194	200
Net fees and commissions		44	51
Other non-interest income		11	32
Total income		249	283
Operating expenses		(245)	(281)
Impairment (losses)/releases		(243)	21
Operating profit/(loss)		(239)	23
Commercial Banking
Segmental analysis
Net interest income		1,370	1,424
Net fees and commissions		552	661
Other non-interest income		81	80
Total income		2,003	2,165
Operating expenses		(1,221)	(1,262)
Impairment (losses)/releases		(1,790)	(202)
Operating profit/(loss)		(1,008)	701
Private Banking
Segmental analysis
Net interest income		251	261
Net fees and commissions		130	111
Other non-interest income		11	12
Total income		392	384
Operating expenses		(252)	(232)
Impairment (losses)/releases		(56)	3
Operating profit/(loss)		84	155
RBS International
Segmental analysis
Net interest income		201	242
Net fees and commissions		43	53
Other non-interest income		15	15
Total income		259	310
Operating expenses		(126)	(119)
Impairment (losses)/releases		(46)	3
Operating profit/(loss)		87	194
NatWest Markets
Segmental analysis
Net interest income		(34)	(122)
Net fees and commissions		76	48
Other non-interest income		774	1,016
Total income		816	942
Operating expenses		(707)	(678)
Impairment (losses)/releases		(40)	36
Operating profit/(loss)		69	300
Central items and other
Segmental analysis
Net interest income		(112)	(85)
Net fees and commissions		(11)	(15)
Other non-interest income		57	686
Total income		(66)	586
Operating expenses		(124)	(299)
Impairment (losses)/releases		(26)	(3)
Operating profit/(loss)		£ (216)	£ 284

[1]	Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable
[2]	2019 has been re-presented to align to the balance sheet classification. Furthermore, MREL was previously presented in Operating activities is now presented in Financing activities